Income tax expense - Tax rates (Details) - EUR (€) € in Thousands		12 Months Ended				60 Months Ended
	Jul. 11, 2025	Dec. 31, 2032	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2032
Income tax expense
Applicable tax rate			26.76%	27.74%	27.74%
Tax expense or income relating to discontinued operations			€ 0	€ 0
Tax expense (income) relating to gain (loss) on discontinuance			€ 0	€ 0
Germany
Income tax expense
Corporate tax rate	15.00%		15.00%
Solidarity surcharge on corporate tax rate			5.50%
Trade tax rate			10.94%	11.92%
Tax rate applied to calculation of deferred taxes				27.74%
Tax effect from change in tax rate			€ 1,000
Germany | Forecast
Income tax expense
Applicable tax rate		10.00%
Percentage of reduction						1.00%
Period for reduction						5 years
Minimum | Germany
Income tax expense
Tax rate applied to calculation of deferred taxes			21.49%
Minimum | Countries other than Germany
Income tax expense
Applicable tax rate			0.00%	0.00%
Maximum | Germany
Income tax expense
Tax rate applied to calculation of deferred taxes			26.76%
Maximum | Countries other than Germany
Income tax expense
Applicable tax rate			30.00%	35.00%